Document and Entity Information	Apr. 28, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity File Number	1-9936
Entity Registrant Name	EDISON INTERNATIONAL
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-4137452
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Adress Line Two	(P.O. Box 976)
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	(626)
Local Phone Number	302-2222
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	EIX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000827052
Amendment Flag	false
Southern California Edison
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity File Number	1-2313
Entity Registrant Name	SOUTHERN CALIFORNIA EDISON COMPANY
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-1240335
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Adress Line Two	(P.O. Box 800)
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	(626)
Local Phone Number	302-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092103
Amendment Flag	false